Long-term investments - Combined Information for APUC's interest in VIE's (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Development loans receivable	$ 31,444	$ 158,110
Indirect guarantees of debt on behalf of VIEs	405,119	740,866
Other indirect guarantees and commitments on behalf of VIEs	141,860	303,641
APUC's maximum exposure in regard to VIE's	$ 668,894	$ 1,382,345